Income Taxes - Effective income tax reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective income tax rate reconciliation
Income taxes at 35% statutory tax rate	$ 5,893		$ 23,834	$ (2,578)	$ 7,703
Statutory tax rate (as a percent)	21.00%		35.00%	35.00%	35.00%
Profit of non-controlling interest not subject to U.S. federal tax	$ (1,926)		$ (22,758)	$ 2,990	$ (7,627)
Foreign earnings subject to different tax rates			(302)	(122)	(50)
State income taxes	318		594	229	474
Foreign withholding taxes			220	132	64
Change in valuation allowance	(20)		(39)	158	220
Total provision for income taxes	$ 1,652	$ 154	$ 1,549	$ 809	$ 784